INCOME TAX - Paragraphs (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2024 ARS ($)	Dec. 31, 2023	Dec. 31, 2022	Jun. 16, 2021 item
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Inflation adjustment allocation		100.00%
Inflation adjustment allocated to first year (as a percent)	16.67%
Number of tiered tax structures | item					3
Applicable tax rate		30.00%	35.00%	34.00%
Dividend tax rate		7.00%
Income Up To AR$5 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		25.00%
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 34,703,523
Income Up To AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		30.00%
Income Exceeding AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		35.00%
More than $5,000,000 and up to $50,000,000 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 347,035,231
Tax Structure Staggered Rates, Fixed Amount, Minimum Taxable Net Profit		34,703,523
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		34,703,523
Tax Structure Staggered Rates, Fixed Amount, Income Tax		8,675,881
More than $50,000,000 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		347,035,231
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		347,035,231
Tax Structure Staggered Rates, Fixed Amount, Income Tax		$ 102,375,393